Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of property, plant and equipment
Gross property, plant and equipment	$ 4,983	$ 4,518
Accumulated depreciation	(2,763)	(2,582)
Net property, plant and equipment	2,220	1,936
Land, buildings and improvements [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	1,144	1,049
Plant and machinery [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	3,117	2,903
Other equipment [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	487	399
Construction in progress [Member]
Summary of property, plant and equipment
Gross property, plant and equipment	$ 235	$ 167